SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations
The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
Cost of Revenues:
Products	$342	$373	$375
Services	218	203	178
Research and Development expenses	983	1,085	870
Sales and Marketing expenses	884	744	446
General and Administration expenses	308	269	255
Total	$2,735	$2,674	$2,124

Status of the Company's Share Option Plans
Summary of the status of the Company’s share option plans as of December 31, 2016, 2015 and 2014, as well as changes during each of the years then ended, is presented below:

	2 0 1 6		2 0 1 5		2 0 1 4
	Share	Weighted Average Exercise	Share	Weighted Average Exercise	Share	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
Outstanding - beginning of year	1,757,170	9.95	1,534,642	8.90	1,707,702	7.48
Granted	434,571	11.36	625,959	11.67	392,879	10.77
Exercised	268,022	8.15	287,928	8.06	473,616	5.48
Expired and forfeited	144,854	8.58	115,503	10.01	92,323	8.09
Outstanding - year end	1,778,865	10.52	1,757,170	9.95	1,534,642	8.9

Options exercisable at year-end	746,732	9.51	689,369	8.66	644,685	8.11

Information about Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2016:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
0.43-2.54	16,840	2.33	1.23	16,840	1.23
4.20-6.70	41,000	2.28	6.03	41,000	6.03
7.40-7.91	88,843	2.58	7.82	88,843	7.82
8.38-8.89	272,173	3.28	8.73	212,935	8.71
9.04-9.58	42,414	3.41	9.11	28,367	9.09
10.08-10.93	317,606	4.98	10.25	127,359	10.21
11.28-12.45	999,989	5.59	11.72	231,388	11.77
	1,778,865			746,732